Loans Receivable (Average Investment in Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	$ 10,045	$ 5,861
Interest income recognized on an accrual basis on impaired loans	151	183
Interest income recognized on a cash basis on impaired loans	27	44
One-to-four-family [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	9,312	5,232
Interest income recognized on an accrual basis on impaired loans	135	168
Interest income recognized on a cash basis on impaired loans	25	41
Home equity and second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	672	568
Interest income recognized on an accrual basis on impaired loans	16	15
Interest income recognized on a cash basis on impaired loans	2	3
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	52	58
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	$ 9